Deferred Revenue - Components of Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Total current	$ 30,730	$ 26,590	$ 20,708
Total noncurrent	6,700	7,522	6,652
Total	37,430	34,112	27,360
Subscription [Member]
Deferred Revenue Arrangement [Line Items]
Total current	22,152	18,029	14,826
Total noncurrent	370	1,163	1,950
Professional Services - Implementation [Member]
Deferred Revenue Arrangement [Line Items]
Total current	5,540	5,254	2,974
Total noncurrent	4,946	5,367	4,327
Professional Services - Communications [Member]
Deferred Revenue Arrangement [Line Items]
Total current	3,038	3,307	2,908
Total noncurrent	$ 1,384	$ 992	$ 375